Schedule of allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		R$ 304,601	R$ 365,551	R$ 376,756	R$ 331,388
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		182,241	127,896	162,477
Reversal, allowance account for credit losses of financial assets		(243,302)	(136,603)	(117,109)
[custom:ReclassificationAllowanceAccountForCreditLossesOfFinancialAssets]	[1]	111	(2,498)
Customers [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		155,288	213,096	218,989	186,258
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		180,586	123,657	136,514
Reversal, allowance account for credit losses of financial assets		(238,394)	(129,550)	(103,783)
Customers [Member] | Residential [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		50,268	47,396	41,824	21,722
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		117,928	65,937	71,794
Reversal, allowance account for credit losses of financial assets		(115,056)	(60,365)	(51,692)
Customers [Member] | Industrial [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		42,431	88,866	97,954	87,197
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		20,413	22,487	33,772
Reversal, allowance account for credit losses of financial assets		(66,848)	(31,575)	(23,015)
Customers [Member] | Commercial [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		58,294	68,723	70,925	69,717
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		35,628	29,092	27,866
Reversal, allowance account for credit losses of financial assets		(46,057)	(31,294)	(26,658)
Customers [Member] | Rural [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		2,960	3,937	3,389	3,810
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		6,407	4,788	1,499
Reversal, allowance account for credit losses of financial assets		(7,384)	(4,240)	(1,920)
Customers [Member] | Public Entities [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		381	3,084	4,890	4,874
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		184	9	435
Reversal, allowance account for credit losses of financial assets		(2,887)	(1,815)	(419)
Customers [Member] | Public Lighting [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		11	8	3	120
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		11	20	(117)
Reversal, allowance account for credit losses of financial assets		(8)	(15)
Customers [Member] | Public Service [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		(27)	143	265	199
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		(16)	124	145
Reversal, allowance account for credit losses of financial assets		(154)	(246)	(79)
Customers [Member] | Unbilled [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		2,474	1,589	1,180	1,502
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		885	409	(322)
Customers [Member] | Adjustment To Present Value [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		(1,504)	(650)	(1,441)	(2,883)
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		(854)	791	1,442
Concessionaires And Permission Holder [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		139,428	140,198	140,090	129,139
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		1,224	392	11,608
Reversal, allowance account for credit losses of financial assets		(1,994)	(284)	(657)
Concessionaires And Permission Holder [Member] | C C E E [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		119,665	119,665	119,665	119,665
Concessionaires And Permission Holder [Member] | Concessionaires And Permission Holder [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		19,763	20,533	20,425	9,474
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		1,224	392	11,608
Reversal, allowance account for credit losses of financial assets		(1,994)	(284)	(657)
Telecommunications [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		12,257		5,149	3,879
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		3,042	3,609	13,292
Reversal, allowance account for credit losses of financial assets		(3,153)	(6,260)	(12,022)
[custom:ReclassificationAllowanceAccountForCreditLossesOfFinancialAssets]	[1]	111	(2,498)
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets		9,885		12,528	R$ 12,112
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		(2,611)	238	1,063
Reversal, allowance account for credit losses of financial assets		R$ 239	R$ (509)	R$ (647)

[1]	Reclassification to Assets classified as held for sale (Note 41).